Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000202342 | A
Holdings [Line Items]
Percent of Total Investments	0.30%
C000202342 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	5.20%
C000202342 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	38.20%
C000202342 | B
Holdings [Line Items]
Percent of Total Investments	46.90%
C000202342 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	8.50%
C000202342 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202342 | NR
Holdings [Line Items]
Percent of Total Investments	0.80%
C000202343 | A
Holdings [Line Items]
Percent of Total Investments	0.30%
C000202343 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	5.20%
C000202343 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	38.20%
C000202343 | B
Holdings [Line Items]
Percent of Total Investments	46.90%
C000202343 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	8.50%
C000202343 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202343 | NR
Holdings [Line Items]
Percent of Total Investments	0.80%
C000202344 | A
Holdings [Line Items]
Percent of Total Investments	22.60%
C000202344 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	16.30%
C000202344 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	1.30%
C000202344 | B
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202344 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202344 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202344 | NR
Holdings [Line Items]
Percent of Total Investments	0.80%
C000202344 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	56.00%
C000202344 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	2.40%
C000202344 | C
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202344 | D
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202344 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	30.90%
C000202344 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	23.20%
C000202344 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	22.70%
C000202344 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	14.70%
C000202344 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	3.90%
C000202344 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.20%
C000202344 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.00%
C000202344 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.70%
C000202344 | Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.60%
C000202344 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202344 | Other
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202345 | A
Holdings [Line Items]
Percent of Total Investments	22.60%
C000202345 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	16.30%
C000202345 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	1.30%
C000202345 | B
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202345 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202345 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202345 | NR
Holdings [Line Items]
Percent of Total Investments	0.80%
C000202345 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	56.00%
C000202345 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	2.40%
C000202345 | C
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202345 | D
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202345 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	30.90%
C000202345 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	23.20%
C000202345 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	22.70%
C000202345 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	14.70%
C000202345 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	3.90%
C000202345 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.20%
C000202345 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.00%
C000202345 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.70%
C000202345 | Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.60%
C000202345 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202345 | Other
Holdings [Line Items]
Percent of Total Investments	0.00%